FINANCIAL LIABILITIES AT FVTPL - Movements of financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL LIABILITIES AT FVTPL
Beginning balance	$ 290,368	$ 297,563
Change in fair value	39,171	(7,195)
Conversion into ordinary shares upon IPO	(329,539)
Ending balance		290,368
Series B Preferred Shares
FINANCIAL LIABILITIES AT FVTPL
Beginning balance	90,384	92,187
Change in fair value	13,943	(1,803)
Conversion into ordinary shares upon IPO	(104,327)
Ending balance		90,384
Series C Preferred Shares
FINANCIAL LIABILITIES AT FVTPL
Beginning balance	97,132	97,726
Change in fair value	15,207	(594)
Conversion into ordinary shares upon IPO	(112,339)
Ending balance		97,132
Series D Preferred Shares
FINANCIAL LIABILITIES AT FVTPL
Beginning balance	102,852	107,650
Change in fair value	10,021	(4,798)
Conversion into ordinary shares upon IPO	$ (112,873)
Ending balance		$ 102,852